EATON VANCE ATLANTA CAPITAL FOCUSED GROWTH FUND

EATON VANCE ATLANTA CAPITAL SELECT EQUITY FUND

EATON VANCE ATLANTA CAPITAL SMID-CAP FUND

(collectively, the “Funds”)

Supplement to Statutory Prospectus and Statement of Additional Information (“SAI”)

dated February 1, 2024

1.	The following replaces “Portfolio Managers” under “Fund Summaries – Eaton Vance Atlanta Capital Select Equity Fund”:

Portfolio Managers

W. Matthew Hereford, CFA, Managing Director of Morgan Stanley and of Atlanta Capital, has managed the Fund since its inception in January 2012.

Charles B. Reed, CFA, Managing Director of Morgan Stanley and of Atlanta Capital, has managed the Fund since its inception in January 2012.

Jeffrey S. Wilson, CFA, Managing Director of Morgan Stanley and of Atlanta Capital, has managed the Fund since December 2024.

2.	The following replaces “Portfolio Managers” under “Fund Summaries – Eaton Vance Atlanta Capital SMID-Cap Fund”:

Portfolio Managers

W. Matthew Hereford, CFA, Managing Director of Morgan Stanley and of Atlanta Capital, has managed the Fund since October 2004.

Charles B. Reed, CFA, Managing Director of Morgan Stanley and of Atlanta Capital, has managed the Fund since its inception in April 2002.

Jeffrey S. Wilson, CFA, Managing Director of Morgan Stanley and of Atlanta Capital, has managed the Fund since December 2024.

3.	The following replaces the fourth paragraph under “Select Equity Fund” in “Management and Organization” in the Funds’ statutory prospectus:

The Fund is managed by W. Matthew Hereford, CFA, Charles B. Reed, CFA and Jeffrey S. Wilson, CFA. Messrs. Hereford, Reed and Wilson are each a Managing Director of Morgan Stanley and of Atlanta Capital. Prior to joining Atlanta Capital, Mr. Wilson was a Senior Analyst and Portfolio Manager at Blue Grotto Capital, LLC from March 2021 to May 2024, and a Portfolio Manager at GMT Capital Corporation from September 2016 to March 2021. Messrs. Hereford and Reed have managed the Fund since its inception in January 2012, and Mr. Wilson has managed the Fund since December 2024. Messrs. Hereford and Reed have been employed by Atlanta Capital for more than five years.

4.	The following replaces the third paragraph under “SMID-Cap Fund” in “Management and Organization” in the Funds’ statutory prospectus:

The Fund is managed by W. Matthew Hereford, CFA, Charles B. Reed, CFA and Jeffrey S. Wilson, CFA. Messrs. Hereford, Reed and Wilson are each a Managing Director of Morgan Stanley and of Atlanta Capital. Prior to joining Atlanta Capital, Mr. Wilson was a Senior Analyst and Portfolio Manager at Blue Grotto Capital, LLC from March 2021 to May 2024, and a Portfolio Manager at GMT Capital Corporation from September 2016 to March 2021. Mr. Hereford has managed the Fund since October 2004, Mr. Reed has managed the Fund since its inception in April 2002, and Mr. Wilson has managed the Fund since December 2024. Messrs. Hereford and Reed have been employed by Atlanta Capital for more than five years.

5.	The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services” in the Funds’ SAI:
	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Lance V. Garrison, CFA
Registered Investment Companies(1)	2	$ 7,544.3	0	$ 0
Other Pooled Investment Vehicles	1	$ 49.3	0	$ 0
Other Accounts	91	$ 4,302.8(2)	1	$ 146.5
W. Matthew Hereford, CFA
Registered Investment Companies(1)	2	$ 11,683.9	0	$ 0
Other Pooled Investment Vehicles	4	$ 425.9	0	$ 0
Other Accounts	137	$ 8,943.7(2)	0	$ 0
Joseph B. Hudepohl, CFA
Registered Investment Companies(1)	2	$ 7,544.3	0	$ 0
Other Pooled Investment Vehicles	1	$ 49.3	0	$ 0
Other Accounts	91	$ 4,302.8(2)	1	$ 146.5
Jeffrey A. Miller, CFA
Registered Investment Companies(1)	2	$ 7,544.3	0	$ 0
Other Pooled Investment Vehicles	1	$ 49.3	0	$ 0
Other Accounts	91	$ 4,302.8(2)	1	$ 146.5
Charles B. Reed, CFA
Registered Investment Companies(1)	2	$ 11,683.9	0	$ 0
Other Pooled Investment Vehicles	4	$ 425.9	0	$ 0
Other Accounts	137	$ 8,943.7(2)	0	$ 0
Robert R. Walton, Jr., CFA
Registered Investment Companies(1)	2	$ 7,544.3	0	$ 0
Other Pooled Investment Vehicles	1	$ 49.3	0	$ 0
Other Accounts	91	$ 4,302.8(2)	1	$ 146.5
Jeffrey S. Wilson, CFA(3)
Registered Investment Companies(1)	0	$ 0	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	0	$ 0	0	$ 0
(1)	Includes the Fund(s).
(2)	For “Other Accounts” that are part of a wrap or model account program, the number of accounts is the number of sponsors for which the portfolio manager provides advisory services rather than the number of individual customer accounts within each wrap or model account program. The amount of assets managed or “Other Accounts” include assets advised on a nondiscretionary or model basis.
(3)	As of September 30, 2024.

The following table shows the dollar range of equity securities beneficially owned in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended September 30, 2023 and in the Eaton Vance family of funds as of December 31, 2023.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Focused Growth Fund
Lance V. Garrison, CFA	$100,001 - $500,000	$100,001 - $500,000
Joseph B. Hudepohl, CFA	Over $1,000,000	Over $1,000,000
Jeffrey A. Miller, CFA	Over $1,000,000	Over $1,000,000
Robert R. Walton, Jr. , CFA	$500,001 - $1,000,000	$500,001 - $1,000,000
Select Equity Fund
W. Matthew Hereford, CFA	Over $1,000,000	Over $1,000,000
Charles B. Reed, CFA	Over $1,000,000	Over $1,000,000
Jeffrey S. Wilson, CFA(1)	$50,001 - $100,000	$100,001 - $500,000
SMID-Cap Fund
W. Matthew Hereford, CFA	Over $1,000,000	Over $1,000,000
Charles B. Reed, CFA	Over $1,000,000	Over $1,000,000
Jeffrey S. Wilson, CFA(1)	$100,001 - $500,000	$100,001 - $500,000
(1)	As of September 30, 2024.

December 31, 2024	48575-00 12.31.24